Schedule of Roll Forward Derivatve Liability (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2025	$ 2,279,000
Balance at June 30, 2026	23,000	$ 2,279,000
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2025
Initial value as of June 23, 2025		56,298,500
Settlement of Derivative		(56,298,500)
Balance at June 30, 2026